MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund
MainStay Floating Rate Fund
Investment Objective
The Fund seeks high current income.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 94 of the Prospectus and in the "Alternative Sales
Arrangements" section on page 104 of the Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MainStay Floating Rate Fund	Investor Class		Class A		Class B	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%		3.00%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	3.00%	1.00%	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MainStay Floating Rate Fund		Investor Class	Class A	Class B	Class C	Class I
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none
Other Expenses		0.21%	0.13%	0.22%	0.21%	0.13%
Total Annual Fund Operating Expenses		1.06%	0.98%	1.82%	1.81%	0.73%
[1]	The management fee is as follows: 0.60% on assets up to $1 billion; 0.575% on assets from $1 billion to $3 billion; and 0.565% on assets in excess of $3 billion.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to
Class B and Class C shares). The Example also assumes that your investment has a
5% return each year and that the Fund's operating expenses remain the same. The
Example also reflects Class B shares converting into Investor Class shares in year 4; fees could be lower if you are eligible to convert to Class A shares instead.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MainStay Floating Rate Fund (USD $)	Investor Class	Class A	Class B	Class C	Class I
Expense Example, With Redemption, 1 Year	405	397	485	284	75
Expense Example, With Redemption, 3 Years	627	603	773	569	233
Expense Example, With Redemption, 5 Years	867	825	898	980	406
Expense Example, With Redemption, 10 Years	1,555	1,465	1,587	2,127	906

Expense Example, No Redemption MainStay Floating Rate Fund (USD $)	Class B	Class C
Expense Example, No Redemption, 1 Year	185	184
Expense Example, No Redemption, 3 Years	573	569
Expense Example, No Redemption, 5 Years	898	980
Expense Example, No Redemption, 10 Years	1,587	2,127

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 38%
of the average value of its portfolio.
Principal Investment Strategies
The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in a portfolio of floating rate loans and other floating rate debt securities. The Fund may also purchase fixed-income debt securities and money market securities or instruments. When
New York Life Investment Management LLC, the Fund's Manager, believes that market or economic conditions are unfavorable to investors, up to 100% of the
Fund's assets may be invested in money market or short-term debt securities. The
Manager may also invest in these types of securities or hold cash, while looking for suitable investment opportunities or to maintain liquidity.

The Fund may invest up to 25% of its total assets in foreign securities which are generally U.S. dollar-denominated loans and other debt securities issued by one or more non-U.S. borrower(s) without a U.S. domiciled co-borrower.

Investment Process: The Manager seeks to identify investment opportunities based on the financial condition and competitiveness of individual companies. The
Manager seeks to invest in companies with a high margin of safety that are leaders in industries with high barriers to entry. The Manager prefers companies with positive free cash flow, solid asset coverage and management teams with strong track records. In virtually every phase of the investment process, the
Manager attempts to control risk and limit defaults.

Floating rate loans may offer a favorable yield spread over other short-term fixed income alternatives. Historically, floating rate loans have displayed little correlation to the movements of U.S. common stocks, high-grade bonds and
U.S. government securities. Some securities that are rated below investment grade by independent rating agencies, such as Standard & Poor's or Moody's
Investor Service Inc., are commonly referred to as "junk bonds." Floating rate loans are speculative investments and are usually rated below investment grade.
They typically have less credit risk and historically have had lower default rates than junk bonds. These loans are typically the most senior source of capital in a borrower's capital structure and usually have certain of the borrower's assets pledged as collateral. Floating rate loans feature rates that reset regularly, maintaining a fixed spread over the London InterBank Offered
Rate or the prime rates of large money-center banks. The interest rates for floating rate loans typically reset quarterly, although rates on some loans may adjust at other intervals. Floating rate loans mature, on average, in five to seven years, but loan maturity can be as long as nine years.

The Manager may reduce or eliminate the Fund's position in a security if it no longer believes the security will contribute to meeting the investment objectives of the Fund. In considering whether to sell a security, the Manager may evaluate, among other things, meaningful changes in the issuer's financial condition and competitiveness. The Manager continually evaluates market factors and comparative metrics to determine relative value.
Principal Risks
Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the
Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Fund's Manager may not produce the desired results.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Manager may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund's income, if the proceeds are reinvested at lower interest rates.

Floating Rate Loans Risk: The floating rate loans in which the Fund invests are usually rated below investment grade (commonly referred to as "junk bonds") and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Moreover, such securities may, under certain circumstances, be less liquid than higher quality debt securities. Although certain floating rate loans are collateralized, there is no guarantee that the value of the collateral will be sufficient to repay the loan. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates. In the event of a recession or serious credit event, among other eventualities, the
Fund's investments in floating rate loans are more likely to decline.

Liquidity and Valuation Risk: Securities purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale.
As a result, an investor could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Trading Market Risk: An active trading market may not exist for many of the
Fund's loans. In addition, some loans may be subject to restrictions on their resale, which may prevent the Fund from obtaining the full value of the loan when it is sold. If this occurs, the Fund may experience a decline in its net asset value. Some of the Fund's investments may be considered to be illiquid.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Money Market/Short-Term Securities Risk: To the extent the Fund holds cash or invests in money market or short-term securities, the Fund will be less likely to achieve its investment objective. In addition, it is possible that the Fund's investments in these instruments could lose money.
Past Performance
The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one and five-year periods and for the life of the Fund compare to those of a broad-based securities market index. The Fund has selected the Credit Suisse Leveraged Loan Indexas its primary benchmark. The Credit
Suisse Leveraged Loan Index represents tradable, senior-secured, U.S.
dollar-denominated non-investment-grade loans.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund commenced operations on May 3, 2004. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008.
Unadjusted, the performance shown for the newer class might have been lower.
Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.
The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Annual Returns, Class I Shares (by calendar year 2005-2011)

Best Quarter 2Q/09 13.81% Worst Quarter 4Q/08 -18.29%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares.
After-tax returns for the other share classes may vary.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MainStay Floating Rate Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception
Investor Class	Investor Class Return Before Taxes	(1.47%)	2.44%	3.14%
Class A	Class A Return Before Taxes	(1.39%)	2.52%	3.20%
Class B	Class B Return Before Taxes	(2.12%)	2.30%	2.80%
Class C	Class C Return Before Taxes	(0.27%)	2.28%	2.78%
Class I	Class I Return Before Taxes	1.80%	3.41%	3.88%
After Taxes on Distributions Class I	Return After Taxes on Distributions	0.38%	1.71%	2.16%
After Taxes on Distributions and Sales Class I	Return After Taxes on Distributions and Sale of Fund Shares	1.17%	1.89%	2.29%
Credit Suisse Leveraged Loan Index	Credit Suisse Leveraged Loan Index (reflects no deductions for fees, expenses, or taxes)	1.82%	3.32%	4.28%